Amounts Payable and Other Liabilities (Tables)	12 Months Ended
Jul. 31, 2018
Amounts Payable And Other Liabilities
Disclosure of Information About Amounts Payable
	Year ended July 31,
	2018	2017
Amounts payable	–	$1,323